Segment Reporting - Retrospective Adjustments to Segment Composition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	$ 322,467	$ 292,111	$ 268,706
Adjusted operating income	18,037	17,227	15,956
Corporate/ Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	530	721	426
Adjusted operating income	(1,613)	(1,635)	(1,319)
Intersegment Eliminations
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	(47,585)	(46,241)	(42,062)
Adjusted operating income	0	0	0
Health Care Benefits | Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	91,350	82,119	75,409
Adjusted operating income	6,338	5,110	6,135
Health Services | Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	169,576	153,892	141,354
Adjusted operating income	6,781	6,492	5,128
Pharmacy & Consumer Wellness | Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	108,596	101,620	93,579
Adjusted operating income	6,531	7,260	6,012
As Reported
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	322,467	292,111	268,706
Adjusted operating income	17,532	17,312	16,008
As Reported | Corporate/ Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	530	721	426
Adjusted operating income	(1,785)	(1,471)	(1,306)
As Reported | Intersegment Eliminations
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	(45,302)	(43,923)	(40,323)
Adjusted operating income	(728)	(711)	(708)
As Reported | Health Care Benefits | Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	91,409	82,186	75,467
Adjusted operating income	5,984	5,012	6,188
As Reported | Health Services | Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	169,236	153,022	141,938
Adjusted operating income	7,356	6,859	5,688
As Reported | Pharmacy & Consumer Wellness | Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	106,594	100,105	91,198
Adjusted operating income	6,705	7,623	6,146
Adjustments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	0	0	0
Adjusted operating income	505	(85)	(52)
Adjustments | Corporate/ Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	0	0	0
Adjusted operating income	172	(164)	(13)
Adjustments | Intersegment Eliminations
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	(2,283)	(2,318)	(1,739)
Adjusted operating income	728	711	708
Adjustments | Health Care Benefits | Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	(59)	(67)	(58)
Adjusted operating income	354	98	(53)
Adjustments | Health Services | Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	340	870	(584)
Adjusted operating income	(575)	(367)	(560)
Adjustments | Pharmacy & Consumer Wellness | Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total revenues	2,002	1,515	2,381
Adjusted operating income	$ (174)	$ (363)	$ (134)